Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

7. Leases

As of December 31, 2024 and 2023, the Company had two operating leases. One has a term of 24 months with an expiration date of September 30, 2025 and one has a term of 72 months with an expiration date of December 31, 2029. Both leases provide the Company with a renewal option to renew for the same term. The Company has not included these renewal options in the terms of its calculation of ROU assets or lease liabilities as it is not reasonably certain whether the Company will exercise these options. One of the leases is entered into with the Company’s related parties (refer to Note 15).

The right-of-use assets and corresponding liabilities related to the Company’s operating leases are as follow:

	December 31, 2024	December 31, 2023
	US$	US$
Operating lease right-of-use assets, net	162,227	242,456

Current maturities of operating lease liability	55,673	65,500
Operating lease liability, net of current maturities	106,235	176,144
Total	161,908	241,644

As of December 31, 2024 and 2023, maturities of lease liabilities for each of the following fiscal years ending December 31 and thereafter were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
2024	—	93,997
2025	73,416	79,872
2026	34,466	37,497
2027 and beyond	103,399	112,491
Total minimum lease payment	211,281	323,857
Less: imputed interest	(49,373)	(82,213)
Total lease liabilities	161,908	241,644
Less: current portion	(55,673)	(65,500)
Non-current portion	106,235	176,144

Cash paid for amounts included in the measurement of lease liabilities:

	December 31, 2024	December 31, 2023
	US$	US$
Operating cash outflows for operating leases	89,032	48,497

The weighted average remaining lease terms and weighted average discount rates for operating leases were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Weighted average remaining lease terms	4.03 years	4.46 years
Weighted average discount rate	13.42%	13.42%

During the year ended December 31, 2024, US$36,205 (2023: US$21,802) of lease expense was recognized in general and administrative expenses, US$55,001 (2023: nil) was recognized in research and development expenses.